SHARE BASED COMPENSATION - Liability Recognized For Share-Based Compensation - (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
SHARE BASED COMPENSATION
Current Liability	$ 117	$ 242
Long-Term Liability (note 21)	143	289
Total Liability	260	531
Intrinsic value of vested awards	$ 149	$ 300